Taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 19,551
Deferred tax assets	19,551
Deferred tax liabilities:
Change in valuation allowance	(19,551)
Deferred tax assets (liabilities), net
Non-current deferred tax assets
Non-current deferred tax liabilities
Deferred tax (liabilities) assets, net